Income Tax/Deferred Tax - Summary of Reconciliation of Income Tax Charged to Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Income Before Income Tax for the Year	$ 37,495,487	$ 4,656,827	$ 22,280,788
Current Tax Rate	30.00%	30.00%	35.00%
Income for the Year at Tax Rate	$ (11,248,648)	$ (1,397,048)	$ (7,798,276)
- Income for Equity Instruments		319,075	143,862
- Untaxed Income	95,629	277,803	144,977
- Donations and Other Non-deductible Expenses	(15,886)	(101,408)	(126,623)
- Other	(61,030)	(625,517)	(466,095)
- Allowance for Impairment		(2,904)	324,971
- Fines			(98)
- Inflation effect	(9,006,078)	(9,861,918)	(5,082,304)
- Tax Adjustment under Law 27430	(85,798)	709,486	1,105,580
- Tax inflation adjustment	1,234,696
- Tax inflation adjustment deferral	5,813,416
Total Income Tax Charge for the Year	(13,273,699)	(10,682,431)	(11,754,006)
Current Income Tax	(15,248,932)	(10,647,356)	(10,724,669)
Deferred Tax Charge	2,020,903	611,002	(1,123,121)
Allowance for Impairment		(2,904)	324,971
Tax Return adjustment from previous fiscal year	(45,670)	(126,666)	(233,050)
Law 27430 adjustment		(516,507)	1,863
Total Income Tax Charge for the Year	$ (13,273,699)	$ (10,682,431)	$ (11,754,006)